Statements of Consolidated Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Foreign currency translation, tax expense	$ (24)	$ 0	$ 0
Postretirement benefit plan activity, tax expense (benefit)	80	(10)	98
Unrealized investment holdings, tax (expense) benefit	4	0	0
Realized investment holdings, tax benefit	(3)	3	0
Unrealized net derivative gains (losses), tax (expense) benefit	(45)	6	77
Realized net derivative losses (gains), tax (expense) benefit	$ (39)	$ (35)	$ 5